SHARE-BASED COMPENSATION - Additional information (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized	16,666
Number of shares per unit	1
DSU plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized		16,666
Number of shares per unit		1
Number of units outstanding	1,061	1,061